Repurchase of ordinary share of ZTO Express	12 Months Ended
Dec. 31, 2019
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary share of ZTO Express

19. Repurchase of ordinary shares of ZTO Express

In November 2014, the Company repurchased an aggregate of 13,800,000 ordinary shares of ZTO Express from certain shareholders at RMB16.67 per share for a total cash consideration of RMB230 million, which approximated the fair value as of then. Consideration of RMB46 million was not paid as of December 31, 2017, 2018 and 2019.

On May 21, 2017, the Company announced a share repurchase program whereby ZTO is authorized to repurchase its own Class A ordinary shares in the form of ADSs with an aggregate value of up to US$300 million during the 12-month period thereafter. As of December 31, 2017, the Company had purchased an aggregate of 9,759,888 ADSs at an average purchase price of US$14.12, for a total cash consideration of RMB914,611, including repurchase commissions, among which RMB56,953 was paid in January 2018. As of December 31, 2018, the Company had purchased an aggregate of 15,625,375 ADSs at an average purchase price of US$14.42, for a total cash consideration of RMB1,465,942, including repurchase commissions, which had been fully paid as of December 31, 2018, under this share repurchase program.

On November 14, 2018, the Company announced a new share repurchase program whereby ZTO is authorized to repurchase its own Class A ordinary shares in the form of ADSs with an aggregate value of up to US$500 million during an 18-month period thereafter. The Company expects to fund the repurchase out of its existing cash balance. As of December 31, 2018, the Company had purchased an aggregate of 1,700,000 ADSs at an average purchase price of US$15.85 per ADS, for a total cash consideration of RMB185,673 including repurchase commissions, among which RMB24,146 was paid in January 2019. As of December 31, 2019, the Company had purchased an aggregate of 7,716,436 ADSs at an average purchase price of US$17.33, for a total cash consideration of RMB924,418, including repurchase commissions, which had been fully paid as of December 31, 2019.